COVER LETTER

September 22, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds

            (1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 90 to the Trust’s Registration Statement under the Securities Act and Amendment No. 93 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed in connection with the initial registration under the Securities Act of the MM Select Bond and Income Asset Fund and MM Select Equity Asset Fund, each a new series of the Trust, and accordingly their anticipated effective date is December 6, 2016. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information. Shares of the Funds were initially registered under the 1940 Act pursuant to Amendment No. 92 to the Trust’s registration statement under the 1940 Act (the “Initial Registration Statement”), which was effective as of September 8, 2016. Prior to the date hereof, shares of the Funds have not been publicly offered, and have been made available only to “accredited investors,” as defined in Regulation D under the Securities Act. Upon effectiveness, this Amendment will amend and supsersede the Initial Registration Statement.

Please address any questions or comments to the undersigned at (860) 562-2130. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Select Funds